UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2008 - December 31, 2008

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Fellow Shareholder:

We are pleased to present our combined 2008 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and
MH Elite Select Portfolio of Funds.

Along the highway of greed there were no guardrails as the financial and credit markets drove itself off a cliff, spiraling out of control, leaving the stock market and shocked investors to crash and burn. As Wall St. and corporate executives walked away from the crash unscathed and lining their pockets with millions, consumers, banged up and on life support, were left at the crash site waiting for emergency vehicles to bring relief. Unfortunately, the government's first aid kit didn't come with instructions to stop the bleeding. With unemployment at a 14 year high of 6.5%
(and climbing) in October, consumers reduced their spending in 2008 by the largest amount in 28 years. Bear markets are fueled by fear and bull markets thrive on greed. At the present, consumers are fearful of losing their jobs, their businesses, their retirement savings and their homes. Despite the current lack of leadership, investors will eventually get themselves back on the road to recovery. With a road unpaved and riddled with pot holes, there will be no short cuts. Our financial wounds will heal, but very slowly.

Hurricane season ripped through Wall Street during September and October.
With the frenzy and destruction of a Category 5 hurricane, the impact and fallout of excessive greed devastated the stock market. Volatility was unprecedented. The Dow suffered its largest five day point decline ever and its largest five day percentage drop since the September 11, 2001 terror attacks. The two largest one day point losses occurred during September and October. The stock market lost over 20% in just seven days in October. No longer were the markets merely up or down. The Dow was soaring and plunging. On October 9th the Dow plunged 679 points only to soar 936 points in a rally for the ages on October 13th, the indexes largest one day point and percentage gain since 1933. The Dow plunged again on October 15th losing 733 points. In the end, 2008 was Wall Street's worst year since 1931.

Misery loves company. Stock investors around the world are also suffering from the financial crisis and global recession. Foreign stock markets, for the first time in 5 years, have fared worse than their U.S. counterparts. While the U.S. market was down 40% in 2008, some major foreign markets had losses ranging from 54% to 78%.

For the year 2008, MH Elite Small Cap Fund of Funds was down 39.5% versus a 33.8% decline for the Russell 2000 index of small cap stocks. The Fund had ended the first half of the year ahead of the Russell 2000 index but a number of funds were hurt particular hard in the third quarter by the collapse in commodity, energy and industrial prices and the continuing slide in financials. One only has to look at the rapid rise and fall of gas prices this past year to understand the impact on returns for funds invested in commodity related sectors. Funds most impacted were Keeley Small Cap Value (-40%),
Royce Micro Cap (-41%), Royce Value Plus (-41%) and Schneider Small Cap Value, which has been in a prolonged slump (-46%). The economy took its toll on Pacific Advisors Small Cap (-43%) as well with its emphasis in the business services sector. Funds with more diversified holdings held up better though they were still down between 25% and 30%, including Schroder US Opportunities, Stratton Small Cap Value and Allianz NFJ Small Cap Value.

Notable changes to the portfolio in the second half of the year were the additions of T. Rowe Price Small Cap Value, Parnassus Small Cap and Royce 100. Funds removed from the portfolio included Perritt Micro Cap Opportunities, Royce Opportunity and Bridgeway Small Cap Value.

For the year 2008, MH Elite Fund of Funds was down 40%, trailing the S&P 500 index loss of 37% and the Russell 1000 index loss of 37.6%. As with the small cap sector, large cap financials and commodity related sectors continued to be a drag on our fund performance. Funds most hurt by their exposure to financials and/or industrials were Janus Contrarian (-48%), Marsico 21st Century (-45%), Schneider Value (-55%) and Hartford Capital Appreciation (-46%). Heavily weighted in industrials and energy, Columbia Value and Restructuring and Fidelity Leveraged Co. Stock were down 47% and 54% respectively. Both funds had posted modest gains through June. Fidelity Leveraged Co. Stock had its streak of seven consecutive years of significantly outperforming the S&P 500 index broken in 2008. Fund performance is never a constant and reinforces our commitment to maintain a balanced and diversified blend of funds in each of our portfolios.

We did receive strong relative performance from Amana Growth (-30%) and Amana Income (-23%) as both funds have no exposure to financial stocks. Artisan Mid Cap Value (-27%) and Fairholme (-30%) held up better than most funds. Brandywine Blue and Rainier Mid Cap Equity were sold in the second half of the year and a new position was established in BB&T Equity Income.

For the year 2008 MH Elite Select Portfolio of Funds, with its broad diversification to various asset classes fared better than our other two funds. The Fund was down 34.7% versus the 37% decline of the S&P 500 index. International investing was not a safe haven in terms of performance, underperforming U.S. equities for the first time in five years. Average loss for international funds in the portfolio was 44% and 55% for our emerging market positions. We were strongly helped by our two largest positions, TFS Market Neutral and Permanent Portfolio which had minimum losses of 7% and 8%, respectively. Keeping a larger than normal amount of cash on hand during the year also helped as did our investment in healthcare funds T. Rowe Price Health Care (-29%) and Blackrock Health Sciences Opportunities (-19%). Heavily weighted in financials, CGM Focus and our real estate holding CGM Realty both suffered considerably. Both funds, despite losing 48% and 47% respectively, still maintain their top ranking in their respective categories over the past 3, 5 and 10 year periods.

Changes to the portfolio included replacing US Global Investors Global Resources with Vanguard Energy which had been closed to new investors and reopened in 2008. We sold Guinness Atkinson Alternative Energy to purchase Direxion Commodity Trends Strategy, a long/short play on the commodity sector. Lazard Emerging Market, a more diversified exposure to emerging markets, was purchased to replace the T. Rowe Price Africa and Middle East fund. We also liquidated our positions in Cullen International High Dividend and Wilmington Multi Manager Real Asset. Mutual Series Discovery, T. Rowe Price Media and Telecommunications and Oakmark Equity and Income 1, recently reopened to new investors, were added to the portfolio in the fourth quarter. To take advantage of depressed stock prices, we added to our existing international and emerging markets funds throughout the fourth quarter.

All three funds rallied with the market off the low on November 20th. This glimmer of hope was encouraging, that the markets can and will recover. From November 20th thru December 31st, MH Elite Small Cap Fund of Funds was up 23.7%, MH Elite Fund of Funds rebounded with a gain of 20.7% and MH Elite Select Portfolio was up 15.4%.

Down but not out. Unfortunately, in order to reap the long term rewards of investing one has to be willing to endure the pain of losses. In 24 of the 83 years from 1926 through 2008 the S&P 500 index posted negative returns. Since 1900 the market rebounded on average 47% in the 12 months following a bear market bottom and 60% over the next 2 years. There have been 12 bear market cycles in the last 60 years and investors who held on to investments during each of those instances made gains in the long run.

There are indications from investor behavior that better times are coming. Since 1988 there have been six occasions in which money being withdrawn from mutual funds exceeded the amount of money flowing into funds. In each instance the S&P 500 index rallied to double digit gains within the next twelve months. Investors who can't resist the urge to get out of the market will inevitably miss the recovery and the opportunity to recoup previous losses. In the words of Warren Buffet, 'Be greedy when others are fearful and fearful when others are greedy.'

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.


                                       Sincerely,



                                        /s/ Harvey Merson
				        Harvey Merson
					President




Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                       Underlying Fund Diversification
                             December 31, 2008

                     Investment Category of Underlying Funds
                           (as a % of Fund assets)

Small Cap Value	            %	Small Cap Blend                 %	Small Cap Growth                     %
----------------------------------------------------------------------------------------------------------------
Paradigm Value	           7.3	Keeley Small Cap Value I       8.6	Schroder US Opportunities Inv	   10.0
----------------------------------------------------------------------------------------------------------------
Schneider Small Cap Value  6.9  Pacific Advisors Small Cap A   7.8	Loomis Sayles Small Cap Growth R    4.5
----------------------------------------------------------------------------------------------------------------
Allianz NFJ Small Cap      6.2	T. Rowe Price Small Cap Value  6.8	Royce Value Plus Svc	            4.5
Value I
----------------------------------------------------------------------------------------------------------------
iShares Russell 2000 	   3.7  iShares Russell 2000 Index     5.6      Royce 100 Inv	                    4.1
Value Index
----------------------------------------------------------------------------------------------------------------
                                Stratton                       5.5
                                Small Cap Value
                                ------------------------------------
                                Parnassus Small Cap	       4.5
                                ------------------------------------
                                Transamerica Premier           3.2
				Inst. Small Cap Value
                                ------------------------------------
                                Royce Micro Cap Inv	       3.1
                                ------------------------------------

                    Short-Term Securities and Other Assets - 7.7%



            Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund



                           Value   Blend   Growth
                            26%     34%     40%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Schedule of Investments
                              December 31, 2008

      Mutual Funds  (83.0%)                       Shares         Value

        Schroder US Opportunities Inv	          17,705      $ 265,582
        Keeley Small Cap Value I	          14,000	229,040
        Pacific Advisors Small Cap A	          10,752	206,433
        Paradigm Value	                           5,919	192,435
        Schneider Small Cap Value	          20,643	184,343
        T Rowe Price Small Cap Value 	           7,625	179,194
        Allianz NFJ Small Cap Value I	           8,314	165,452
        Stratton Small Cap Value	           4,249	145,515
        Loomis Sayles Small Cap Growth R	  13,012	120,755
        Parnassus Small Cap 	                   9,501	119,992
        Royce Value Plus Svc	                  15,000	119,250
        Royce 100 Inv	                          18,727	107,491
        Transamerica Premier Inst. Small Cap Val   8,777	 83,909
        Royce Micro Cap Inv	                   9,141	 81,626
                                                              ---------

        Total Mutual Funds (Cost $ 3,306,112) 		      2,201,017

      Exchange Traded Funds (9.3%)

        iShares Russell 2000 Index	           3,000	147,720
        iShares Russell 2000 Value Index	   2,000	 98,340
                                                              ---------

        Total Exchange Traded Funds (Cost $ 290,716)            246,060

      Total Mutual Funds and
        Exchange Traded Funds (Cost $3,596,828)               2,447,077

      Short-Term Securities (6.4%)

        TD Ameritrade Money Market (Cost $ 168,511)             168,511
                                                            -----------

      Total Investments in Securities (Cost $ 3,765,339)      2,615,588

      Other Assets - net (1.3%)                                  34,737
                                                            -----------

      Net Assets - (100%)                                   $ 2,650,325
                                                            ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Assets and Liabilities
                               December 31, 2008

Assets

Investments in securities at value (Cost $ 3,765,339)       $ 2,615,588
Cash                                                             31,372
Dividend distribution receivable 	                          3,365
                                                            -----------

        Total Assets                                          2,650,325
                                                            -----------
Liabilities

        Total Liabilities                                             -
                                                            -----------

Net Assets                                                  $ 2,650,325
                                                            ===========

        Capital Stock, no par (issued and
            outstanding - 705,536)                          $ 4,093,203
        Accumulated realized losses on investments             (293,127)
        Net unrealized depreciation on investments           (1,149,751)
                                                            -----------

                Net Assets                                  $ 2,650,325
                                                            ===========

Net asset value per share                                   $      3,76
                                                            ===========











The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Statement of Operations
                      For The Year Ended December 31, 2008

Investment Income

        Dividend income from underlying funds                 $      15,208
        Dividend income from money market funds	                      1,383
                                                              -------------

                Total investment income                              16,591
                                                              -------------
Expenses
        Investment advisory fees (note 2)                            37,386
        Administrative service fees                                   9,346
                                                              -------------
                Total expenses                                       46,732
                                                              -------------

Net investment loss                                                 (30,141)
                                                              -------------
Realized and unrealized gain/(loss) on investments

        Capital gain distributions from underlying funds             42,700
        Net realized loss from investments                         (335,828)
        Net change in unrealized depreciation on investments     (1,434,268)
                                                              -------------
        Net realized and unrealized loss on investments          (1,727,396)
                                                              --------------

Net decrease in net assets resulting from operations          $  (1,757,537)
                                                              ==============







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                      Statements of Changes in Net Assets
                 For The Year Ended December 31, 2008 and 2007



                                                        2008             2007
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $   (30,141)   $    (33,138)
     Capital gain distributions from
       underlying funds                                 42,700         314,292
     Net realized gain (loss) on investments          (335,828)        322,106
     Change in unrealized depreciation
       on investments                               (1,434,268)       (702,979)
                                                  --------------     ---------
     Net decrease in net assets
       resulting from operations                    (1,757,537)        (99,719)

Distributions to shareholders from:
     Net investment income                                   -               -
     Realized gains                                          -        (636,408)
                                                  --------------     ----------
     Total distributions                                     -        (636,408)

Capital share transactions (note 5)                 (1,104,932)        (73,149)
                                                  --------------     ----------
Total decrease                                      (2,862,469)       (809,276)

Net assets at beginning of year                      5,512,794        6,322,070
                                                  --------------    -----------
Net assets at end of year (1)                      $ 2,650,325      $ 5,512,794
                                                  =============================


  (1) Includes $0 and $302 of undistributed net investment income, respectively.



The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                          December 31, 2008



               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value               %     Large Cap Blend              %      Large Cap Growth         %
---------------------------------------------------------------------------------------------------
Amana Income	             6.3    Fairholme	                6.2	Amana Growth	        6.0
---------------------------------------------------------------------------------------------------
Mainstay ICAP Select 	     5.6    Janus Contrarian	        5.3	Primecap Odyssey Growth 5.3
Equity I
---------------------------------------------------------------------------------------------------
Columbia                     5.2    American Funds Fundamental 	5.0	Marsico 21st Century	5.0
Value and Restructuring Z    	    Inv F2
---------------------------------------------------------------------------------------------------
Wasatch First Source 	     5.1    Hartford Capital 	        4.3	Jordan Opportunity 	3.9
Income Equity                       Appreciation I
---------------------------------------------------------------------------------------------------
BB&T Equity Income I	     5.0
----------------------------------
Blackrock Equity Dividend I  4.8
----------------------------------
Dodge and Cox Stock	     4.8
----------------------------------
Schneider Value	             3.9
----------------------------------




---------------------------------------------------------------------------------------------------
     Mid Cap Value         %        Mid Cap Blend               %       Mid Cap Growth           %
---------------------------------------------------------------------------------------------------
Artisan Mid Cap Value     4.8    Fidelity Leveraged Co Stk     3.3
---------------------------------------------------------------------------------------------------





                        Short-Term Securities and Other Assets - 10.2%



               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  35%       36%      29%

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                           Schedule of Investments
                              December 31, 2008


   Mutual Funds (89.8%)                    Shares        Value

     Amana Income	                   11,213   $   263,621
     Fairholme	                           11,861	259,051
     Amana Growth 	                   15,589	251,143
     Mainstay ICAP Select Equity I	    9,852	234,569
     Primecap Odyssey Growth 	           23,355	221,869
     Janus Contrarian	                   23,010	221,586
     Columbia Value and Restructuring Z     7,324	216,287
     Wasatch First Source Income Equity    20,595	213,365
     BB&T Equity Income I	           20,898	211,074
     American Funds Fundamental Inv F2	    8,397	209,753
     Marisco 21st Century	           21,942	208,884
     Dodge & Cox Stock	                    2,738	203,617
     Artisan Mid Cap Value	           15,527	201,234
     BlackRock Equity Dividend I	   15,113	200,252
     Hartford Capital Appreciation I	    8,447	180,334
     Schneider Value	                   17,978	165,220
     Jordon Opportunity	                   21,708	164,327
     Fidelity Leveraged Co Stk	            9,736	140,583
                                                     ----------

     Total Mutual Funds (Cost $ 5,712,375)            3,766,769

   Short-Term Securities (9.0%)

     TD Ameritradee Money Market (Cost $ 377,697)       377,697
                                                   ------------
   Total Investments in Securities
       (Cost  $ 6,090,072)                            4,144,466

   Other Assets (1.2%)                                   50,753
                                                   ------------

   Net Assets - (100%)                             $  4,195,219
                                                   ============

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                       Statement of Assets and Liabilities
                              December 31, 2008


Assets


Investments in securities at value (Cost $ 6,090,072)	$ 4,144,466
Cash     	                                             43,197
Dividend distribution receivable                              7,556
                                                        -----------
	Total Assets	                                  4,195,219
                                                        -----------
Liabilities

        Total Liabilities	                                  -
                                                        -----------

Net Assets	                                        $ 4,195,219
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 1,205,339)                    $  6,331,828
        Accumulated realized losses on investments         (191,003)
        Net unrealized depreciation on investments	 (1,945,606)
                                                        -----------

                Net Assets	                        $ 4,195,219
                                                        ===========

        Net asset value per share	                $      3.48
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
                     For The Year Ended December 31, 2008

Investment income

     Dividend income from underlying funds            $     48,317
     Dividend income from money market funds                 2,650
                                                      ------------
           Total Investment Income                          50,967
                                                      ------------

Expenses
     Investment advisory fees (note 2)                      57,707
     Administrative service fees                            14,427
                                                      ------------
           Total Expenses                                   72,134
                                                      ------------

Net investment loss                                        (21,167)
                                                      ------------

Realized and unrealized gain/(loss) on investments

     Capital gain distributions from underlying funds       33,560
     Net realized loss from investments                   (244,563)
     Net change in unrealized depreciation
        on investments                                  (2,569,690)
                                                      ------------
     Net realized and unrealized gain on investments    (2,760,693)
                                                      ------------
Net decrease in net assets resulting from operations  $ (2,781,860)
                                                      ============









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statements of Changes in Net Assets
               For The Years Ended December 31, 2008 and 2007



                                                         2008             2007
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $    (21,167)    $   (38,132)
     Capital gain distributions from
       underlying funds                                  33,560         311,360
     Net realized gain (loss) on investments           (224,563)        315,692
     Change in unrealized
       depreciation on investments                   (2,569,690)       (196,966)
                                                  -----------------------------
     Net increase (decrease) in net assets
       resulting from operations                     (2,781,860)        391,954

Distributions to shareholders from:
     Net investment income                              (16,198)       (121,817)
     Realized gains                                           -        (450,906)
                                                  -----------------------------
     Total distributions                                (16,198)       (572,723)

Capital share transactions (note 5)                     169,245         754,938
                                                  -----------------------------
Net increase (decrease)                              (2,628,813)        574,169

Net assets at beginning of year                       6,824,032       6,249,863
                                                  -----------------------------
Net assets at end of year (1)                       $ 4,195,219     $ 6,824,032
                                                  =============================


   (1) Includes $0 and $6,580 of undistributed net investment income, respectively.





The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                        Underlying Fund Diversification
                                December 31, 2008


                   Investment Category of Underlying Funds
                           (as a % of Fund assets)

Long - Short                 %    Latin America/                %    Precious Metals              %
                                  Emerging Markets
----------------------------------------------------------------------------------------------------
TFS Market Neutral          6.5	 T. Rowe Price Latin America   3.1   USAA Precious Metals        2.7
                                                                     and Minerals
----------------------------------------------------------------------------------------------------
Diamond Hill Long-Short I   5.4	 BLDRS Emerging Markets 50     3.0
                                 ADR Index
-------------------------------------------------------------------
                                 Lazard Emerging Markets       2.7
                                 Equity I
                                 ----------------------------------
                                 Metzler/Payden European       2.1
                                 Emerging Markets
                                 ----------------------------------


------------------------------------------------------------------------------------------------------
Natural Resources            %   Real Estate                    %    Health Care                    %
------------------------------------------------------------------------------------------------------
Direxion Commodity          2.1	 CGM Realty	               2.3   T. Rowe Price Health Sciences 3.3
Trends Strategy
------------------------------------------------------------------------------------------------------
Vanguard Energy             1.7			                     Blackrock Health Sciences     3.2
                                                                     Opportunities A
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
World Allocation             %         Moderate Allocation       %   Conservative Allocation        %
------------------------------------------------------------------------------------------------------
Ivy Asset Strategy Y	    5.6	 Leuthold Asset Allocation I	4.8  Permanent Portfolio	   6.4

------------------------------------------------------------------------------------------------------
		                 Oakmark Equity & Income 1	3.6
                                ------------------------------------


------------------------------------------------------------------------------------------------------
Foreign Develop Markets      %   World Stock                     %   Miscellaneous                  %
------------------------------------------------------------------------------------------------------
Allianz NFJ International   3.1	 Wintergreen	                2.7  MFS Utilities A	           2.7
Value I
------------------------------------------------------------------------------------------------------
Artio International 	    3.0	 Mutual Series Discovery Z	2.5  CGM Focus	                   1.8
Equity II I
------------------------------------------------------------------------------------------------------
Thomas White International  2.9			                     T. Rowe Price Media and       1.8
                                                                     Telecommunications
-------------------------------                                     ----------------------------------
Harbor Intl Inv             2.8
-------------------------------
Blackrock International     2.8
Opportunities I
-------------------------------
Janus Overseas              2.3
-------------------------------

                        Short-Term Securities and Other Assets - 13.1%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                           Schedule of Investments
                              December 31, 2008


   Mutual Funds (83.9%)                         Shares     Value

     TFS Market Neutral	                        14,001	$ 184,390
     Permanent Portfolio 	                 5,495	  179,758
     Ivy Asset Strategy Y 	                 8,720	  157,826
     Diamond Hill Long Short I	                10,965	  152,083
     Leuthold Asset Allocation I	        17,983	  136,672
     Oakmark Equity & Income 1	                 4,666	  100,607
     T. Rowe Price Health Sciences	         4,765	   94,343
     Blackrock Health Sciences Opportunities A	 4,142	   90,140
     T. Rowe Price Latin America 	         3,848	   87,469
     Allianz NFJ International Value I	         6,241	   86,505
     Artio International Equity Fund II I	 8,532	   84,467
     Thomas White International 	         7,088	   83,359
     Harbor International I	                 1,940	   77,848
     Blackrock International Opportunities I	 3,308	   77,605
     Wintergreen 	                         8,811	   76,916
     Lazard Emerging Markets Equity I	         7,069	   76,914
     MFS Utilities A	                         6,527	   76,241
     USAA Precious Metals and Minerals	         3,545	   75,411
     Mutual Series Discovery Z	                 3,109	   70,087
     CGM Realty 	                         4,055	   65,811
     Janus Overseas	                         2,705	   65,195
     Metzler/Payden European Emerging Markets 	 4,761	   60,325
     Direxion Commodity Trends Strategy	         1,819	   59,349
     CGM Focus	                                 1,855	   50,055
     T. Rowe Price Media and Telecommunications	 2,024	   49,899
     Vanguard Energy 	                         1,096	   48,388
                                                       ----------

     Total Mutual Funds (Cost $ 3,174,906)              2,367,663
                                                       ----------

   Exchange Traded Funds (3.0%)

     BLDRS Emerging Markets 50 ADR Index	 3,100	   84,661
                                                       ----------
     Total Exchange Traded Funds (Cost $ 143,740)          84,661

     Total Mutual Funds and Exchange Traded Fund        2,452,324
        (Cost $ 3,318,646 )

   Short-Term Securities (8.4%)

     TD Ameritrade Money Market (Cost $ 236,064           236,064
                                                       ----------
   Total Investments in Securities
       (Cost  $ 3,554,710)                              2,688,388

   Other Assets (4.7)                                     133,434
                                                       ----------

   Net Assets - (100%)                                $ 2,821,822
                                                      ===========

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                         MH Elite Select Portfolio of Funds
                       Statement of Assets and Liabilities
                              December 31, 2008


Assets


Investments in securities at value (Cost $ 3,554,710)	$ 2,688,388
Cash     	                                            131,487
Dividend distribution receivable	                      1,947
                                                        -----------
	Total Assets	                                  2,821,822
                                                        -----------
Liabilities

        Total Liabilities	                                  -
                                                        -----------

Net Assets	                                        $ 2,821,822
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 801,728)                      $  4,119,011
        Accumulated realized losses on investments	   (430,867)
        Net unrealized depreciation on investments	   (866,322)
                                                        -----------
                Net Assets	                        $ 2,821,822
                                                        ===========

        Net asset value per share	                $      3.52
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                           Statement of Operations
                      For The Year Ended December 31, 2008


Investment income

     Dividend income from underlying funds           $      40,422
     Dividend income from money market funds	             6,636
                                                      ------------
           Total Investment Income                          47,058
                                                      ------------

Expenses
     Investment advisory fees (note 2)                      62,303
     Administrative service fees                             8,900
                                                      ------------
           Total Expenses                                   71,203
                                                      ------------

Net investment income                                      (24,145)
                                                      ------------

Realized and unrealized gain (loss) on investments

     Capital gain distributions from underlying funds       71,101
     Net realized loss from investments                   (348,282)
     Net change in unrealized depreciation
        on investments                                  (1,177,869)
                                                      ------------
     Net realized and unrealized gain on investments    (1,455,150)
                                                      ------------
Net increase in net assets resulting from operations  $ (1,479,295)
                                                      ============









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                     Statements of Changes in Net Assets
                    For The Year Ended December 31, 2008 and
                     For The Year Ended December 31, 2007



                                                         2008             2007
                                                  ------------------------------
Increase (decrease) in net assets from operations
     Net investment income (loss)                    $  (24,145)     $   3,013
     Capital gain distributions from
       underlying funds                                  71,001        149,170
     Net realized gain (loss) on investments           (348,282)        13,023
     Change in unrealized appreciation
       (depreciation) on investments                 (1,177,869)       242,141
                                                  --------------    -----------
     Net increase (decrease) in net assets
       resulting from operations                     (1,479,295)       407,346

Distributions to shareholders from:
     Net investment income                               (3,013)       (15,001)
     Realized gains                                          -               -
                                                  --------------    -----------
     Total distributions                                 (3,013)       (15,001)

Capital share transactions (note 5)                     483,463       (752,194)
                                                  --------------    -----------
Net increase (decrease)                                (998,845)      (359,848)

Net assets at beginning of year                        3,820,667      4,180,515
                                                  --------------    -----------
Net assets at end of year (1)                        $ 2,821,822    $ 3,820,667
                                                  ==============    ===========


    (1) Includes $0 and $7,734 of undistributed net investment income, respectively.






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2008


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.
MH Elite Portfolio of Funds, Inc. offers three funds to investors;
MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds (collectively, 'the Funds'). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, and the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006. The Funds act as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities and exchange traded funds (ETFs).

The following is a summary of the Funds' significant accounting policies:

Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.
The Fund adopted Financial Accounting Standards Board (FASB) Interpretation
No. 48 - Accounting for Uncertainty in Income Taxes, on January 1 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized. These tax provisions must meet a "more likely than not" standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Realized Gain and Loss - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Reclassifications: In accordance with SOP-93-2 each Fund recorded a permanent book tax difference in it's capital account of reclassifying net investment loss to paid-in-capital at December 31, 2008. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2008 the reclassification for each Fund is as follows:

                      Small Cap Fund            - $29,839
                      Fund of Funds             - $18,164
                      Select Portfolio of Funds - $19,424



2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds
Management Fees                             1.00%	             1.00%	              1.75%
Distribution (and/or Service)
  (12b-1) Fees                              None	             None	              None
Other Expenses 	                            0.25%	             0.25%	              0.25%
Total Annual Fund Operating Expenses 	    1.25%	             1.25%	              2.00%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds. The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser. The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above. Generally, the operating expenses of the underlying funds range from 0.50% to 2.50% of average net assets.


For the period ended December 31, 2008 the management fees for each Fund were:

        MH Elite Small Cap Fund of Funds       $ 37,386
        MH Elite Fund of Funds                 $ 57,707
        MH Elite Select Portfolio of Funds     $ 62,303

For the period ended December 31, 2008 other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds       $  9,346
        MH Elite Fund of Funds                 $ 14,427
        MH Elite Select Portfolio of Funds     $  8,900

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2008


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended December 31, 2008 aggregated for each Fund was:

	                                    Purchases	      Sales
                                         ---------------------------
MH Elite Small Cap Fund of Funds	 $  1,486,327	$  2,570,800
MH Elite Fund of Funds	                 $  1,507,150	$  1,568,721
MH Elite Select Portfolio of Funds	 $  1,525,340	$  1,133,027

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At December 31, 2008, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
                                        -----------------------------------
MH Elite Small Cap Fund of Funds	$         7,615	   $   1,157,366
MH Elite Fund of Funds	                $             -	   $   1,945,606
MH Elite Select Portfolio of Funds	$        14,713	   $     881,035


4.INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2008, the components of distributable earnings on a tax basis for each Fund are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds

Undistributed ordinary income          $           -          $           -           $            -
Undistributed long-term capital gain   $           -          $           -           $            -
Unrealized depreciation                $  (1,149,751)         $  (1,945,606)          $     (866,322)

The tax character of distributions paid by the Funds during the years ended December 31, 2008 and 2007 are as follows:

	                                      MH Elite Small Cap           MH Elite               MH Elite Select
	                                         Fund of Funds	     Fund of Funds	    Portfolio of Funds*
                                               2008         2007       2008         2007         2008         2007
Ordinary income                           $       -    $       -     $   3,577   $ 121,817    $        -   $        -
Long-term capital gain                    $       -    $ 636,408     $  12,621   $ 450,906    $        -   $        -
Dividends                                 $       -    $       -     $       -   $       -    $    3,013   $   15,001


* MH Elite Select Portfolio of Funds commenced operations on April 6, 2006.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2008

5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2008, 1,000,000,000 shares of no par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:




                              MH Elite Small Cap Fund of Funds

                             For the year ended           For the year ended
                              December 31, 2008	          December 31, 2007

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold               103,547      $    485,532      76,614    $   583,637
Shares issued in
  reinvestment of
    distributions               -                -       99,631        622,693
                        ----------     ------------    --------    -----------
                          103,547           485,532     176,245      1,206,330


Shares redeemed          (284,176)       (1,590,464)   (172,589)    (1,279,479)
                         ---------     ------------    ---------   -----------

Net increase/(decrease)  (180,629)     $ (1,104,932)      3,656    $   (73,149)
                         =========     ============    =========   ============

                                         MH Elite Fund of Funds

                             For the year ended           For the year ended
                             December 31, 2008	          December 31, 2007

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold               123,775      $    558,095     117,073    $   750,928
Shares issued in
  reinvestment of
    distributions           4,562            15,877      95,367        559,804
                        ---------      ------------     -------    -----------
                          128,337           573,972     212,440      1,310,732


Shares redeemed           (90,500)         (404,727)    (88,097)      (555,794)
                        ---------      ------------     --------   -----------

Net increase/(decrease)    37,837      $    169,245     124,343    $   754,938
                        =========      ============     =======    ===========

                                 MH Elite Select Portfolio of Funds
                              For the year ended            For the period ended
                             December 31, 2008             December 31, 2007
                           Shares         Amount         Shares       Amount
                         -------          ------         ------       ------
Shares Sold               227,480      $  1,059,885     128,510    $   657,742
Shares issued in
reinvestment of
distributions                 856             3,013       2,778         15,001
                         --------      ------------    ----------   ----------
                          228,336         1,062,898     131,288        672,743

Shares redeemed          (135,298)         (579,435)   (285,815)    (1,424,937)
                         --------      ------------    ---------    ----------

Net Increase               93,038      $    483,463    (154,527)   $  (752,194)
                         ========      ============    =========   ===========

                      MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2008


6. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, 'Fair Value Measurements' ('FAS 157'). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied.

The Fund determined the adaption of FAS 157 had no effect on its financial statements. All securities purchased by the Fund trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Fund securities on a daily basis. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008:

Valuation Inputs	                          MH Elite Small Cap      MH Elite        MH Elite Select
                                                     Fund of Funds      Fund of Funds	 Portfolio of Funds
Level 1 - Quoted prices 	                    $ 2,615,588	         $ 4,144,466	    $ 2,688,388
Level 2 - Other significant observable inputs 	              -	                   -	              -
Level 3 - Significant unobservable inputs                     -                    -                  -
Total 	                                            $ 2,615,588	         $ 4,144,466	    $ 2,688,388

The Funds adopted Financial Accounting Standards Board (FASB) issued
FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a 'more likely than not' standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.


7. NEW ACCOUNTING PRONOUNCEMENT
In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                                  For the years ended December 31,
                           2008         2007         2006        2005         2004
                        -----------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $  6.22      $  7.16     $  7.13     $  7.39      $  7.06
-----------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss (a) (c)            (0.04)       (0.04)      (0.07)      (0.08)       (0.08

Net Realized and
 Unrealized Gain/(Loss)
  on Investments           (2.42)       (0.09)       1.00        0.53         1.19
                         --------     --------   ---------     ------    --------
Total Income/(Loss)
 from Investment
  Operations               (2.46)       (0.13)       0.93        0.45         1.11


Distributions to shareholders from:

Net investment income          -            -       (0.18)      (0.10)       (0.18)
Realized gains                 -        (0.81)      (0.72)      (0.61)       (0.60)
------------------------------------------------------------------------------------


Net asset value,
end of period            $  3.76      $  6.22     $  7.16     $  7.13      $  7.39
------------------------------------------------------------------------------------

Total Return (b)          -39.55%      -1.88%       13.04%       6.09%       15.72%
------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)         $ 2,650     $ 5,513     $ 6,322     $ 5,549      $  5,185
                          =======     =======     =======     =======      ========
Ratio of Expenses to
Average Net Assets (c)      1.22%       1.26%       1.24%       1.24%         1.23%

Ratio of Net Investment
Income to Average
Net Assets (c)             -0.79%      -0.53%      -0.91%      -1.06%        -1.16%

Portfolio turnover
rate (%)                   40.40%      42.48%      33.22%      29.67%        33.60%
---------------------------------------------------------------------------------------


   (a) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of dividends.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.




The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                                                                         For the period
                                                                          January 13,
                                      For the Years Ended                   2004 to
                                            December 31,                   December 31,
                          2008         2007        2006         2005         2004 (a)
                       ---------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period    $   5.84      $   5.99     $  5.62     $   5.41      $  5.00
---------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss(b) (e)            (0.02)        (0.04)      (0.02)       (0.03)       (0.03)

Net Realized and
Unrealized Gain
on Investments            (2.33)         0.42        0.69         0.40         0.48
                        -------       -------     -------      -------     --------
Total Income
from Investment
Operations                (2.35)         0.38        0.67         0.37         0.45


Distributions to shareholders from:

Net investment income     (0.01)        (0.11)      (0.03)       (0.03)           -
Realized gains                -         (0.42)      (0.27)       (0.13)       (0.04)
                         -------       -------    -------      -------     --------

Net asset value,
end of period          $   3.48      $   5.84     $  5.99     $   5.62      $  5.41
-----------------------------------------------------------------------------------------

Total Return (c)         -40.41%        6.37%       11.92%       6.84%        9.00%
-----------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)      $  4,195      $  6,824     $ 6,250      $ 5,026      $ 4,208
                       ========      ========     =======       =======     =======
Ratio of Expenses to
Average Net Assets (e)    1.24%         1.25%       1.24%        1.25%        1.32% (d)

Ratio of Net Investment
Income to Average
Net Assets (e)           -0.36%        -0.58%      -0.41%       -0.75%       -0.70% (d)

Portfolio turnover
rate(%)                  26.85%        28.51%      31.55%       32.90%        11.50%
-----------------------------------------------------------------------------------------



   (a) Commencement of operations began on January 13, 2004.
   (b) Per share net investment loss has been determined on the average number of shares outstanding during the period.
   (c) Total return assumes reinvestment of dividends.
   (d) Annualized.
   (e) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                     MH Elite Portfolio of Funds, Inc.
                           MH Elite Select Portfolio of Funds
                            Financial Highlights
     For a share of capital stock outstanding throughout the period


                                                            For the period
                          For Years Ending December 31,     April 6, 2006 to
                              2008             2007        December 31, 2006 (a)
                      ----------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period          $   5.39        $   4.84       $  5.00
----------------------------------------------------------------------
Income from
Investment Operations:

Net Investment Income(b) (e)    (0.03)           0.01          0.02

Net Realized and
Unrealized Gain/(Loss)
on Investments                  (1.83)           0.56         (0.18)
                             --------         -------        ------
Total Income/(Loss)
from Investment
Operations                      (1.86)           0.57         (0.16)

Less Distributions from:
Net investment income           (0.01)          (0.02)            -
Realize gains                       -               -             -
                             --------         -------       --------


Net asset value,
end of period                $   3.52        $   5.39       $  4.84
----------------------------------------------------------------------

Total Return (c)              -34.69%          11.78%        -3.20%
----------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)            $  2,822        $  3,821       $  4,181
                             ========        ========       ========
Ratio of Expenses to
Average Net Assets (d) (e)      1.99%           1.97%          1.95%

Ratio of Net Investment
Income to Average
Net Assets (d) (e)             -0.68%           0.08%          -1.09%

Portfolio turnover
rate(%)                        35.90%          79.36%         120.49%
----------------------------------------------------------------------





    (a)	Commencement of operations began on April 6, 2006.
    (b)	Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.
    (c)	Total return assumes reinvestment of dividends.
    (d)	Annualized.
    (e)	Net investment income and expense ratios do not reflect the
        Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of MH Elite Portfolio of Funds, Inc.


    We have audited the accompanying statement of assets and liabilities of MH Elite Small Cap Fund of Funds ('Small Cap'), MH Elite Fund of Funds ('Fund of Funds') and MH Elite Select Portfolio of Funds ('Select'), (collectively the "Funds"), (each a series of MH Elite Portfolio of
Funds, Inc.) including the schedules of investments, as of December 31, 2008 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended for the Small Cap, the four years in the period then ended and for the period January 13, 2004
 (commencement of operations) to December 31, 2004 for the Fund of Funds, and for the two years in the period then ended and the period April 6, 2006 (commencement of operations) to December 31, 2006 for the Select Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, verified by examination through correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.



Abington Pennsylvania                                s/ Sanville & Company
February 25, 2009

                       MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION
                               December 31, 2008

                            PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.


                         SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.
For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap
Fund of Funds, MH Elite Fund of Funds, and MH Select Portfolio of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 12, 2006, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

   - The background, education and experience of the Advisor's personnel
   - Investment strategies and decision making processes
   - The nature, extent and quality of the services to be provided by the investment adviser
   - Investment performance of the Funds
   - Compensation to the adviser and analysis of the adviser's profitability with respect to the Funds
   - Financial condition and stability of the adviser
   - Possible conflicts of interest between the adviser and the Funds
   - Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Only accounting, auditing and legal services are outsourced by the adviser. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds. The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds' assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.

                       MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION
                               December 31, 2008

                                  EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds,
MH Elite Fund of Funds, and/or MH Elite Select Portfolio of Funds you incur two types of costs: (1) management fees and (2) other
Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2007 through December 31, 2008.



                               ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

          HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                           Expenses Paid During the
	                Beginning Account Value   Ending Account Value      Period July 1, 2008 to
                             July 1, 2008	   December 31, 2008  	     December 31, 2008 (a)
Actual - MH Elite Small
Cap  Fund of Funds 	        $1,000	                  $655	                 $5.20	(b)

Actual - MH Elite Fund
of Funds 	                $1,000	                  $650	                 $5.18  (b)

Actual - MH Elite Select
Portfolio of Funds (b)	        $1,000	                  $688	                 $8.49  (c)

Hypothetical with expense
ratio of 1.25% (5% return
before expenses)	        $1,000	                $1,025	                 $6.36

Hypothetical with expense
ratio of 2.0% (5% return
before expenses)	        $1,000	                $1,025	                $10.18

  (a) The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table below. Generally, the operating expenses of the underlying funds range from 0.50% to 2.50% of average net assets.
  (b) Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 366 (to reflect the one-half year period).
  (c) Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184 / 366 (to reflect the one-half year period).

                         Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                               December 31, 2008


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

All independent and interested directors serve on the Board of Directors of each Fund.

                                      DIRECTORS OF THE FUNDS

                                                                                  Number of
                            Position(s)      Term of         Principal           Portfolios in        Other
                            Held with       Office and     Occupation(s)          Fund Complex     Directorships
Name,Address, and Age         Fund          length of      During Past 5          Overseen by        Held by
                                            Time Served       Years               Director           Director
Vincent Farinaro            Non-Interested   One Year,  Converted Paper Products     3               None
565 Fallbrook Drive         Director         Since      Consultant
Venice, FL 34292                             7-31-1998
80

Howard Samms                Non-Interested   One Year,  Johnson and Johnson          3               None
4 Surrey Lane               Director         Since      Healthcare Systems,
Lambertville, NJ 08530                       7-31-1998  Director of Finance
63                          Chairman of the  Since
                            Board            1-1-2005


Jerome Stern                Non-Interested   One Year,  Retired                      3               None
44 Dexter Drive North       Director         8-6-1999
Basking Ridge, NJ 07920
80

Tice Walker                 Non-Interested   One Year,  Actuary                      3               None
52 Oak Avenue               Director         Since
Metuchen NJ 08840                            9-1-2003
40

Jeff Holcombe (a)           Interested       One Year,  Telcordia Technologies       3               None
8 Guildford Court           Director                    Director of Software
Annandale, NJ 08801                          Since      Development
52                          Vice-President   Fund
                                             Inception

Vincent Rettino(b)          Interested       One Year,  Teacher Union                3               None
8 Guildford Court           Director                    NJ School District
Annandale, NJ 08801                          Since      MH Investment
52                                           10-31-08   Management
                                                        Research Assistant




(a) Mr. Holcombe is an 'interested person' (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b) Mr. Rettino is an 'interested person' (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund's Investment Advisor.

                                 Director Compensation

Each director, if any, who is not an 'interested director' as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees. Additionally, the Chairman of the Board is paid $125 annually per Fund. The Directors periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. Neither the interested Director nor any officer of the Funds receives any compensation from the Funds.

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer. A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Inc., 220 Russell Avenue,
Rahway, NJ 07065.

Item 3. Audit Committe Financial Expert

MH Elite Portfolio of Funds, Inc. manages a small fund with less than 20 million in assets. The Fund's management and Board of Directors have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).


Item 4. Principal Accountant Fees and Services

   The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                       2008             2007
                     -------          -------
Audit Fees          $ 19,400         $ 18,200
Audit-Related              0                0
Tax Fees               3,775            3,750
All Other Fees             0                0
                    ---------          -------
Total               $ 23,175         $ 21,950


Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of February, 2009.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Office)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of February, 2009.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Office)